Note 17 - Other Supplemental Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]
17.	Other supplemental information

	2022	2021

Franchisor operations
Revenues	$195,299	$176,341
Operating earnings	68,255	57,389
Initial franchise fee revenues	4,832	4,599
Depreciation and amortization	7,445	7,981
Total assets	228,888	196,171

Cash payments made during the period
Income taxes	$55,114	$60,093
Interest	23,687	14,632

Non-cash financing activities
Increases in finance lease obligations	$9,764	$5,429